Contingencies - Additional Information (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Additions/(reversals)	BRL 566,617	BRL 470,597
Contingent liabilities with possible unfavorable outcome	26,065,584	23,288,431
Contracted guarantees and guarantee insurance	15,577,522	16,488,245
Oi. S.A.
Loss Contingencies [Line Items]
Contracted guarantees and guarantee insurance	5,394,597	5,816,071
Corporate
Loss Contingencies [Line Items]
Additions/(reversals)	325,709
ANATEL
Loss Contingencies [Line Items]
Estimated and imposed fines	5,000,000
ANATEL | Fines Imposed
Loss Contingencies [Line Items]
Estimated and imposed fines	3,000,000
ANATEL | Estimated Fines
Loss Contingencies [Line Items]
Estimated and imposed fines	2,000,000
Labor contingencies
Loss Contingencies [Line Items]
Additions/(reversals)	(113,636)	116,230
Contingent liabilities with possible unfavorable outcome	779,776	1,082,677
Tax on services (ISS)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	2,908,031	2,588,849
INSS (joint liability, fees, and severance pay)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	1,029,470	995,994
Federal Taxes
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	9,965,543	9,919,745
Civil contingencies
Loss Contingencies [Line Items]
Additions/(reversals)	635,928	340,472
Contingent liabilities with possible unfavorable outcome	1,238,279	1,146,745
State VAT (ICMS)
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	BRL 10,144,485	BRL 7,554,421